Financial risk management - Reconciliation to cash flow (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Risk management
Liabilities arising from financing activities, beginning balance	€ 5,765	€ 5,715
Cash flows	(581)	(184)
Non-cash changes:
Changes in foreign exchange rates	(24)	21
Changes in fair value	4	(39)
Reclassification between long-term and short-term	0	0
Additions	206	242
Other	(8)	10
Liabilities arising from financing activities, ending balance	5,362	5,765
Long-term interest-bearing liabilities
Risk management
Liabilities arising from financing activities, beginning balance	4,249	4,537
Cash flows	(283)	(1)
Non-cash changes:
Changes in foreign exchange rates	(34)	69
Changes in fair value	83	(282)
Reclassification between long-term and short-term	(374)	(84)
Additions	0	0
Other	(4)	10
Liabilities arising from financing activities, ending balance	3,637	4,249
Short-term interest-bearing liabilities
Risk management
Liabilities arising from financing activities, beginning balance	228	116
Cash flows	(40)	27
Non-cash changes:
Changes in foreign exchange rates	(3)	1
Changes in fair value	0	0
Reclassification between long-term and short-term	374	84
Additions	0	0
Other	(5)	0
Liabilities arising from financing activities, ending balance	554	228
Derivatives held to hedge long-term borrowings
Risk management
Liabilities arising from financing activities, beginning balance	246	53
Cash flows	(19)	7
Non-cash changes:
Changes in foreign exchange rates	25	(57)
Changes in fair value	(79)	243
Reclassification between long-term and short-term	0	0
Additions	0	0
Other	1	0
Liabilities arising from financing activities, ending balance	174	246
Lease liabilities
Risk management
Liabilities arising from financing activities, beginning balance	1,042	1,009
Cash flows	(239)	(217)
Non-cash changes:
Changes in foreign exchange rates	(12)	8
Changes in fair value	0	0
Reclassification between long-term and short-term	0	0
Additions	206	242
Other	0	0
Liabilities arising from financing activities, ending balance	€ 997	€ 1,042